Label	Element	Value
Stone Ridge 2056 Inflation-Protected Longevity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifeX 2056 Inflation-Protected Longevity Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The LifeX 2056 Inflation-Protected Longevity Income ETF (the “Fund”)[1] seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2056.
There can be no assurance that the Fund will achieve its investment objective.
[1]	The Fund was previously named “Stone Ridge 2056 Inflation-Protected Longevity Income ETF,” and its name was changed on February 11, 2025.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus.
The Predecessor Fund’s portfolio turnover rate during the period in which the Predecessor Fund was in operation reflects transactions made in preparation for the Predecessor Fund’s reorganization with and into the Fund and is not representative of the Fund’s expected portfolio turnover rate. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1956F’s operations to reflect estimated current expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.
TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non‑payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions. When constructing its portfolio of U.S. Government Bonds, the Fund seeks to select bonds with particular durations, maturities and other investment characteristics, and in such amounts, that enable the Fund to “lock in” interest rates and reliably sustain its planned distributions. As of the date of this prospectus, the average duration (which is a measure of a bond’s sensitivity to interest rates) of the Fund’s U.S Government Bonds is approximately 12.9 years.
The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) designed to provide investors predictable cashflows by making monthly distributions consisting of income and principal from its investments (the “LifeX Income ETFs”).
Bond funds are typically designed to make distributions that are primarily composed of interest earnings. Investors in such funds who require a higher level of cashflow than interest earnings alone generally need to sell shares periodically to generate additional cashflow and to do that must determine the timing and amounts of share sales that are prudent for their personal situations. In contrast, the Fund is designed to provide higher cashflow to investors than interest earnings alone by also distributing substantially all of its principal over the course of its term ending in 2056 – which is up to age 100 for investors born in the year 1956 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year. The Fund intends to liquidate in December 2056 and distribute any proceeds to its shareholders. There will be no further distributions from the Fund beyond that year.
The Fund is designed so that members of the Modeled Cohort have a choice in 2036, the year in which they reach age 80, to continue to receive Longevity-Linked Distributions and/or to receive Term Distributions (each as defined below):
1.
Distributions for the full term through 2056 (“Term Distributions”): An investor may remain invested in the Fund to continue to receive monthly inflation-linked distributions through 2056. Because an investor in the Fund is entitled to receive distributions through 2056 regardless of his or her lifespan, the Fund’s per‑share distribution rate will be reduced in January of 2036 from (a) $10.00 per share per year multiplied by an inflation adjustment (as described under “Distributions” below) to (b) $7.50 per share per year multiplied by an inflation adjustment. The purpose of this change is to reduce distributions to a level estimated to be sustainable for the Fund’s full term through 2056. See “Distributions” for more information about the Fund’s intended distribution schedule.
2.
Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Distributions”): It is expected that in 2036, members of the Modeled Cohort will be eligible to invest in a corresponding closed‑end fund (a “Closed‑End Fund”). The purpose of each Closed‑End Fund is to enable members of the Modeled Cohort to receive a higher level of monthly inflation-linked distributions than the Term Distributions described above. To equitably reflect differences in life expectancy, there are expected to be two corresponding Closed‑End Funds for the Modeled Cohort: one per gender.

The Fund is designed to enable a member of the Modeled Cohort to be able to sell all or a portion of their Fund shares and purchase a similar number of shares of the corresponding Closed‑End Fund, although members of the Modeled Cohort would not be required to sell their Fund shares to purchase Closed‑End Fund shares. Members of the Modeled Cohort may elect to receive both Term Distributions and Longevity-Linked Distributions by holding a mix of Fund and Closed‑End Fund shares.
The Fund and any corresponding Closed‑End Funds intend to liquidate in December 2056 and to have distributed substantially all of their assets by that time, at which point they will distribute proceeds from the liquidation, if any, to their shareholders. There will be no further distributions from the Fund or any corresponding Closed‑End Fund beyond that year.
In deciding whether to (i) invest in a Closed‑End Fund to receive Longevity-Linked Distributions or (ii) remain invested in the Fund to receive Term Distributions, an investor in January of 2036 should consider the price of each fund at that time, as well as the following information:

	Longevity-Linked Distributions	Term Distributions

Intended Distributions	$0.8333 per share per month multiplied by an inflation adjustment (as described under “Distributions” below)	$0.6250 per share per month multiplied by an inflation adjustment (as described under “Distributions” below)

Intended Horizon	For the rest of the investor’s life up to age 100	Until 2056

Eligibility Requirements	Investor must be born in the year 1956	N/A

Liquidity	No liquidity other than monthly distributions. Shareholders may not sell, redeem or transfer their shares.	No restrictions

Life Contingency	Shares will be cancelled for no value upon the death of the shareholder.	N/A
Distributions. The Fund intends to make a distribution each month equal to $0.8333 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. In other words, the amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Although if the Consumer Price Index remains flat or decreases over a period of time the level of the Fund’s distributions will also remain flat or decrease accordingly, the adjustments for inflation will not lower the intended annual total distribution per share below $10.00 per share per year, through December 2055. Thereafter, the Fund intends to make a distribution each month equal to $0.6250 per outstanding share of the Fund, for a total of $7.50 per share per year, multiplied by an inflation adjustment as specified below, through December 2056. After incorporating the estimated inflation adjustment, the monthly distribution is expected to be approximately $0.85, or $10.18 per year, from January 2036 to December 2036. Distributions are expected to consist of a mix of income and principal, and the proportion of each distribution consisting of principal is expected to increase over time.
The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.
The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of 2056.
The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 10,000 shares under several example inflation scenarios. For simplicity, only select years are shown. See “Principal Investment Risks — Interest Rate Risk” for more information on the distribution rates and “— Term Risk” for information on the Fund’s intended liquidation year.

Year	0% Inflation	2% Inflation	4% Inflation
2025	$8,550	$8,550	$8,550
2036†	$6,412	$7,973	$9,872
2046	$6,412	$9,719	$14,612
2056	$6,412	$11,847	$21,630
†
In January of 2036, the Fund will reduce its distribution rate from (a) $0.8333 per share per month multiplied by an inflation adjustment described above to (b) $0.6250 per share per month multiplied by an inflation adjustment described above.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month. See “Principal Investment Risks — Interest Rate Risk” for more information on the distribution rates and “— Term Risk” for information on the Fund’s intended liquidation year.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not presented because the Fund has not completed its first calendar year of operations as of the date of this prospectus. The Fund commenced operations on September 13, 2024.
The Predecessor Fund, a separate series of the Trust, commenced operations on January 17, 2024. On September 13, 2024, the Predecessor Fund reorganized with and into the Fund (the “Reorganization”). When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund are substantially similar to those of the Fund. Past performance (before and after taxes) is not an indication of future performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not presented because the Fund has not completed its first calendar year of operations as of the date of this prospectus. The Fund commenced operations on September 13, 2024.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Treasury Inflation Protected Securities TIPS and Consumer Price Index Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Term Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2056, and there will be no further distributions from the Fund beyond that year. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support the amount of its intended distributions prior to its intended term. Investors should consider the price of the Fund’s shares and the remaining term of the Fund at the time of their purchase when determining whether the Fund is appropriate for their financial planning needs.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation and are otherwise not intended to change (other than the planned reduction beginning in January of 2036). If interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease. In addition, the Fund’s longer-maturity investments face the risk that interest rates will rise, decreasing their market value, while the Fund’s shorter-maturity investments, including those held through money market funds, face the risk that interest rates will fall and reduce the available yield at which their principal can be reinvested upon maturity.
In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non‑parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | U S Government Bonds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.
Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Closed End Fund Availability Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Closed‑End Fund Availability Risk. Members of the Modeled Cohort are expected to be able to receive Longevity-Linked Distributions by investing in a corresponding Closed‑End Fund offered to members of the Modeled Cohort at age 80. However, the Closed‑End Funds may not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed‑End Funds if the Adviser believes there may not be a sufficiently diverse investor base, which is expected to be at least 100 shareholders. In the absence of a Closed‑End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed‑End Fund were available. Shares of the Funds may continue to be held by a shareholder’s beneficiary or may be sold at the then-current market price. However, a beneficiary of a Fund shareholder will not be eligible to invest in a corresponding Closed‑End Fund unless the beneficiary is a member of the Modeled Cohort. The Closed‑End Funds will be subject to different and additional risks as will be disclosed in the Closed‑End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed‑End Funds. A form of a Closed‑End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | ETF Structure Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:
•
The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.
•
Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Limited Operating History Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a series of an open‑end management investment company and has a limited history of operations. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Management and Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.
In making decisions for the Fund, the Adviser uses quantitative models to select U.S. Government Bonds and other securities in which the Fund invests. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of the investment process could affect the Fund’s performance. The Adviser has not provided and will not provide any guarantee or assurance to the Fund that these quantitative analyses or models will accurately reflect the Fund’s performance.
The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF | Stone Ridge 2056 Inflation-Protected Longevity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 80

[1]
Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all‑in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. Management Fees have been restated to reflect current contractual rates.

[2]
Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1956F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1956F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.